LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 3, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

QS GROWTH FUND, QS MODERATE GROWTH FUND, QS CONSERVATIVE GROWTH FUND AND QS DEFENSIVE GROWTH FUND

DATED JUNE 1, 2016

The information in this supplement is effective as of June 14, 2016.

The following language replaces the section of the funds’ Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the funds. Unless noted otherwise, all information is provided as of January 31, 2016 (except for Mr. Petryk which is as of June 2, 2016).

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the funds) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Defensive Growth Fund

Thomas Picciochi	Registered investment companies	26	7,806,721,655	None	None
	Other pooled investment vehicles	34	4,600,630,344	None	None
	Other accounts	7	169,333,600	1	52,550,791

Ellen Tesler	Registered investment companies	26	7,806,721,655	None	None
	Other pooled investment vehicles	19	1,464,327,719	None	None
	Other accounts	7	169,333,600	1	52,550,791

Adam J. Petryk, CFA	Registered investment companies	27	8,214,536,056*	None	None
	Other pooled investment vehicles	30	3,463,723,833*	None	None
	Other accounts	3	1,632,811*	None	None

Conservative Growth Fund

Thomas Picciochi	Registered investment companies	26	7,694,218,113	None	None
	Other pooled investment vehicles	34	4,600,630,344	None	None
	Other accounts	7	169,333,600	1	52,550,791

Ellen Tesler	Registered investment companies	26	7,694,218,113	None	None
	Other pooled investment vehicles	19	1,464,327,719	None	None
	Other accounts	7	169,333,600	1	52,550,791

Adam J. Petryk, CFA	Registered investment companies	27	8,094,053,568*	None	None
	Other pooled investment vehicles	30	3,463,723,833*	None	None
	Other accounts	3	1,632,811*	None	None

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Moderate Growth Fund

Thomas Picciochi	Registered investment companies	26	7,613,108,969	None	None
	Other pooled investment vehicles	34	4,600,630,344	None	None
	Other accounts	7	169,333,600	1	52,550,791

Ellen Tesler	Registered investment companies	26	7,613,108,969	None	None
	Other pooled investment vehicles	19	1,464,327,719	None	None
	Other accounts	7	169,333,600	1	52,550,791

Adam J. Petryk, CFA	Registered investment companies	27	8,007,947,477*	None	None
	Other pooled investment vehicles	30	3,463,723,833*	None	None
	Other accounts	3	1,632,811*	None	None

Growth Fund

Thomas Picciochi	Registered investment companies	26	7,509,551,866	None	None
	Other pooled investment vehicles	34	4,600,630,344	None	None
	Other accounts	7	169,333,600	1	52,550,791

Ellen Tesler	Registered investment companies	26	7,509,551,866	None	None
	Other pooled investment vehicles	19	1,464,327,719	None	None
	Other accounts	7	169,333,600	1	52,550,791

Adam J. Petryk, CFA	Registered investment companies	27	7,882,549,226*	None	None
	Other pooled investment vehicles	30	3,463,723,833*	None	None
	Other accounts	3	1,632,811*	None	None

*	Assets under management are as of April 30, 2016.

The following language replaces the section of the funds’ Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the funds by the portfolio managers responsible for the day-to-day management of the funds as of January 31, 2016 (except for Mr. Petryk which is as of June 2, 2016).

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
Growth Fund	Adam J. Petryk, CFA	None
Moderate Growth Fund	Adam J. Petryk, CFA	None
Conservative Growth Fund	Adam J. Petryk, CFA	None
Defensive Growth Fund	Adam J. Petryk, CFA	None
Growth Fund	Thomas Picciochi	None
Moderate Growth Fund	Thomas Picciochi	None
Conservative Growth Fund	Thomas Picciochi	None
Defensive Growth Fund	Thomas Picciochi	None
Growth Fund	Ellen Tesler	None
Moderate Growth Fund	Ellen Tesler	None
Conservative Growth Fund	Ellen Tesler	None
Defensive Growth Fund	Ellen Tesler	None

Please retain this supplement for future reference.

QSIN279731

2